CONVERTIBLE DEBENTURES FINANCING (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Debentures Financing
Reconciles of fair value of debentures to carrying amount
Reconciles of fair value of debentures to carrying amount
	Liability Component	Equity Component	Total
Balance, December 31, 2021	$459,589	$33,706	$493,295
Interest accrued	30,000	—	30,000
Balance, December 31, 2022	489,589	33,706	523,295
Interest accrued	30,000	—	30,000
Balance, December 31, 2023	$519,589	$33,706	$5553,295